May 1, 2025

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust
File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for LifeX 2048 Longevity Income ETF, LifeX 2049 Longevity Income ETF, LifeX 2050 Longevity Income ETF, LifeX 2051 Longevity Income ETF, LifeX 2052 Longevity Income ETF, LifeX 2053 Longevity Income ETF, LifeX 2054 Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2056 Longevity Income ETF, LifeX 2057 Longevity Income ETF, LifeX 2058 Longevity Income ETF, LifeX 2059 Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2061 Longevity Income ETF, LifeX 2062 Longevity Income ETF, LifeX 2063 Longevity Income ETF, LifeX 2064 Longevity Income ETF , LifeX 2065 Longevity Income ETF, LifeX 2048 Inflation-Protected Longevity Income ETF, LifeX 2049 Inflation-Protected Longevity Income ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2051 Inflation-Protected Longevity Income ETF, LifeX 2052 Inflation-Protected Longevity Income ETF, LifeX 2053 Inflation-Protected Longevity Income ETF, LifeX 2054 Inflation-Protected Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2056 Inflation-Protected Longevity Income ETF, LifeX 2057 Inflation-Protected Longevity Income ETF, LifeX 2058 Inflation-Protected Longevity Income ETF, LifeX 2059 Inflation-Protected Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF, LifeX 2061 Inflation-Protected Longevity Income ETF, LifeX 2062 Inflation-Protected Longevity Income ETF, LifeX 2063 Inflation-Protected Longevity Income ETF, LifeX 2064 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 29, 2025 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney
Daniel W. Whitney